Employee Benefit Plan (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Employee Benefit Plan
Employee's contributions	$ 49,700	$ 46,800	$ 124,900	$ 108,800	$ 152,400	$ 153,200